OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2023	2022

Prepaid expenses	245	504
Receivables from government authorities	387	94
Others	302	188

	934	786